INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 10,447	€ 11,582
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 9,954	€ 10,559